Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Intangible assets
3.5 Intangible assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost at January 1, 2021	51.8	10.8	1.8	64.4
Accumulated Amortization at January 1, 2021	(7.0)	(2.7)	—	(9.7)
Net book amount at January 1, 2021	44.7	8.2	1.8	54.7

Twelve month period ended December 31, 2021
Opening net book amounts	44.7	8.2	1.8	54.7
Additions	1.0	10.6	—	11.6
Amortization	(3.9)	(4.9)	—	(8.8)
Net book value at December 31, 2021	41.9	13.8	1.8	57.5

Cost at December 31, 2021	52.8	21.4	1.8	76.0
Accumulated Amortization at December 31, 2021	(10.9)	(7.6)	—	(18.5)
Net book amount at December 31, 2021	41.9	13.8	1.8	57.5

Twelve month period ended December 31, 2022
Opening net book amounts	41.9	13.8	1.8	57.5
Additions	16.4	6.3	—	22.7
Disposals	—	(0.5)	—	(0.5)
Amortization	(4.1)	(5.2)	—	(9.3)
Net book value at December 31, 2022	54.2	14.4	1.8	70.3

Cost at December 31, 2022	69.2	25.9	1.8	96.9
Accumulated Amortization at December 31, 2022	(15.0)	(11.6)	—	(26.6)
Net book amount at December 31, 2022	54.2	14.4	1.8	70.3

As at December 31, 2022, patents, licenses and other rights include patents, domain names, and license rights for trademarks.
As at December 31, 2022, software includes capitalized IT development costs not yet in use in the amount of CHF 0.3 million (December 31, 2021: CHF 0.6 million). In 2022, costs recognized in general and administrative expenses within the income statement for research, design and development amount to CHF 8.2 million (2021: CHF 5.3 million).
Goodwill is allocated and monitored at the segment level. Based on the annual impairment assessments performed, there was no need to recognize any impairment of goodwill in 2022 nor 2021. None of the goodwill is expected to be deductible for tax purposes.

Accounting policies
Intangible assets acquired are valued at purchase cost less accumulated amortization and any impairment in value. On only capitalizes certain IT development costs if the identifiable asset is cumulatively commercially and technically feasible, can and will be completed, its costs can be measured reliably, and will generate probable future economic benefits. All other research and development costs are expensed as incurred as SG&A.

Goodwill acquired in a business combination is measured at cost less any impairment in value. Goodwill is not amortized but is assessed for impairment annually or whenever events or changes in circumstances indicate that its value might be impaired.

Except for goodwill, On has no intangible assets with an indefinite useful life.

Amortization is calculated on a straight-line basis over the expected useful life of the individual assets or asset categories:
•Patents, licenses and other rights: Determined separately for each asset, varies from 4 to 20 years
•Software acquired: 4 years
•IT development costs capitalized: 4 years

For capitalized IT development costs, amortization starts when the asset is ready for use. Capitalized IT development costs not yet in use are tested annually for impairment or whenever events or changes in circumstances indicate that its value might be impaired.

At each reporting date, the residual values, useful lives and method of amortization are reviewed and adjusted prospectively, if applicable. Furthermore, On assesses whether there is any indication, that an asset may be impaired. If any such indication exists, the recoverable amount (the higher of fair value less cost of disposal or value in use) of the asset is estimated. If the recoverable amount is lower than carrying amount, an impairment loss is recognized.

Intangible assets are derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is included in the income statement.

Significant judgments and accounting estimates
On uses judgement to determine commercial and technical feasibility when capitalizing certain IT development costs. In calculating the respective costs, both planning and actual data are taken into consideration. The determinants are reviewed on a regular basis.

The intangible asset corresponding to license rights was calculated using the relief from royalty method, based on royalty data for comparable license agreements and businesses in the sporting goods and sports apparel sector. To validate the appropriateness of the royalty rate, the Knoppe formula was applied. When determining the fair value, a discount rate of 9.3% was used. The entity approach in terms of the weighted average cost of capital was applied. The saved license expenses (after tax) where calculated based on the estimated revenue multiplied with the relevant royalty rate.

For the purpose of impairment testing, the recoverable amount of the respective intangible asset is compared to its carrying amount. The recoverable amounts (the higher of fair value less cost of disposal or value in use) are measured on the basis of value-in-use calculations and as such are significantly impacted by the projected cash flows, the discount rates, and other parameters applied. These projections, estimates and input parameters subject to management judgment could vary significantly from future actuals.